Schedule of Operating Lease Cost and Supplemental Cash Flow Information (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Cash paid for amounts included in the measurement of lease liabilities	$ 10,722	$ 24,035	$ 10,722
Weighted average remaining lease term - operating leases (in years)		17 years 2 months 1 day
Minimum [Member]
Average discount rate - operating leases		6.35%
Maximum [Member]
Average discount rate - operating leases		6.85%